CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 830.6	$ 615.1
Short-term investments	6.1	119.0
Receivables and other current assets	72.2	78.1
Inventories	308.5	274.7
Assets classified as held for sale	45.6	0.0
Current assets	1,263.0	1,086.9
Non-current assets
Investments in associates and incorporated joint ventures	10.0	76.8
Property, plant and equipment	2,239.6	2,436.1
Exploration and evaluation assets	42.2	47.3
Restricted cash	28.1	23.9
Inventories	223.2	202.9
Other assets	56.0	87.1
Non-current assets	2,599.1	2,874.1
Assets	3,862.1	3,961.0
Current liabilities
Accounts payable and accrued liabilities	211.9	196.0
Income taxes payable	12.8	15.4
Current portion of provisions	4.8	9.0
Current portion of lease liabilities	13.4	2.2
Current portion of long-term debt	4.6	0.0
Other liabilities	0.0	4.6
Liabilities classified as held for sale	18.5	0.0
Current liabilities	266.0	227.2
Non-current liabilities
Deferred income tax liabilities	180.6	188.2
Provisions	374.6	341.4
Lease liabilities	45.4	7.1
Long-term debt	403.9	398.5
Deferred revenue	170.5	0.0
Other liabilities	2.3	6.0
Non-current liabilities	1,177.3	941.2
Liabilities	1,443.3	1,168.4
Equity
Common shares	2,686.8	2,680.1
Contributed surplus	54.0	48.2
(Accumulated deficit) / retained earnings	(350.2)	63.1
Accumulated other comprehensive loss	(44.5)	(58.8)
Equity attributable to IAMGOLD Corporation shareholders	2,346.1	2,732.6
Non-controlling interests	72.7	60.0
Equity	2,418.8	2,792.6
Equity and liabilities	$ 3,862.1	$ 3,961.0